Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 268
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 268
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 247-5419
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Laura B. Latham
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: Immediately.
It is proposed that this filing will become effective (check appropriate box)
xx     immediately upon filing pursuant to paragraph (b)
____    on (date) pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares
EXPLANATORY NOTE
This filing relates to the Registrant’s prospectus dated December 31, 2019 for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares, which were included in post-effective amendment number 267 (as filed on December 27, 2019, SEC Accession No. 0000898745-19-000781), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 17th day of January 2020.

Principal Funds, Inc.
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	January 17, 2020

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	January 17, 2020

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	January 17, 2020

(E. Ballantine)* __________________________ E. Ballantine	Director	January 17, 2020

(L. T. Barnes)* __________________________ L. T. Barnes	Director	January 17, 2020

(C. Damos)* __________________________ C. Damos	Director	January 17, 2020

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	January 17, 2020

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	January 17, 2020

(P. G. Halter)* __________________________ P. G. Halter	Director	January 17, 2020

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	January 17, 2020

(T. Huang)* __________________________ T. Huang	Director	January 17, 2020

(K. McMillan)* __________________________ K. McMillan	Director	January 17, 2020

(E. A. Nickels)* __________________________ E. A. Nickels	Director	January 17, 2020

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	January 17, 2020

	/s/ A. U. Shaikh __________________________ A. U. Shaikh Assistant Counsel	January 17, 2020
* Pursuant to Power of Attorney appointing A. U. Shaikh
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274); filed for E. A. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800); filed for P. G. Halter as Ex-99(j)(3) on 12/15/2017 (Accession No. 0000898745-17-001335); filed for M. M. VanDeWeghe as Ex-99(j)(3) on 06/13/2018 (Accession No. 0000898745-18-000440); and filed for T. M. Dunbar as Ex-99(j)(3) on 06/10/2019 (Access No. 0000898745-19-000437).

Exhibit No.    Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document